UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21288

ADVISORY HEDGED OPPORTUNITY FUND
 (Exact name of registrant as specified in charter)

50210 AXP FINANCIAL CENTER, MINNEAPOLIS, MN 55474
 (Address of principal executive offices) (Zip Code)

WILLIAM F. TRUSCOTT
200 AXP FINANCIAL CENTER
MINNEAPOLIS, MN 55474
 (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-3935

Date of fiscal year-end: March 31, 2004

Date of reporting period: July 1, 2003 to June 30, 2004

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Item 1.   Proxy Voting Record

The Registrant did not vote any proxies during the reporting period.

The Registrant invests substantially all of its assets in the securities of privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities.

SIGNATURE(S):

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisory Hedged Opportunity Fund
 (Registrant)

By Joseph Krekelberg

/s/ Joseph Krekelberg
 Treasurer

Date: August 31, 2004